Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	City National Rochdale Funds
Entity Central Index Key	0001026977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000015999
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class N
Trading Symbol	CNGXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 8,118,689,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,653
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,118,689	51	$1,653

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	3.8%
Repurchase Agreements	17.2%
U.S. Treasury Obligations	20.4%
U.S. Government Agency Obligations	57.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman SachsFootnote Reference✝	8.6%
FHLB DN	6.1%
FHLB DN	4.3%
United States Treasury Bills, 3.65%, 4/2/2026	3.7%
FHLB DN	3.1%
FFCB	2.6%
United States Treasury Notes, 4.88%, 5/31/2026	2.6%
BarclaysFootnote Reference✝	2.5%
Daiwa MBSFootnote Reference✝	2.5%
FNMA DN	2.5%
Footnote	Description
Footnote✝	Repurchase Agreement.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016001
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class S
Trading Symbol	CNFXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 8,118,689,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,653
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,118,689	51	$1,653

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	3.8%
Repurchase Agreements	17.2%
U.S. Treasury Obligations	20.4%
U.S. Government Agency Obligations	57.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman SachsFootnote Reference✝	8.6%
FHLB DN	6.1%
FHLB DN	4.3%
United States Treasury Bills, 3.65%, 4/2/2026	3.7%
FHLB DN	3.1%
FFCB	2.6%
United States Treasury Notes, 4.88%, 5/31/2026	2.6%
BarclaysFootnote Reference✝	2.5%
Daiwa MBSFootnote Reference✝	2.5%
FNMA DN	2.5%
Footnote	Description
Footnote✝	Repurchase Agreement.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016000
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Servicing Class
Trading Symbol	CNIXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 8,118,689,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,653
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,118,689	51	$1,653

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	3.8%
Repurchase Agreements	17.2%
U.S. Treasury Obligations	20.4%
U.S. Government Agency Obligations	57.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Goldman SachsFootnote Reference✝	8.6%
FHLB DN	6.1%
FHLB DN	4.3%
United States Treasury Bills, 3.65%, 4/2/2026	3.7%
FHLB DN	3.1%
FFCB	2.6%
United States Treasury Notes, 4.88%, 5/31/2026	2.6%
BarclaysFootnote Reference✝	2.5%
Daiwa MBSFootnote Reference✝	2.5%
FNMA DN	2.5%
Footnote	Description
Footnote✝	Repurchase Agreement.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134824
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Class N Shares
Trading Symbol	CNRNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 737,839,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 1,890
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$737,839	410	$1,890	4%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Short-Term Investment	0.2%
Water	0.5%
Pollution Control	0.8%
Transportation	2.2%
Tobacco	2.5%
General Obligations	2.6%
Housing	3.6%
Airports	4.6%
Health Care	9.5%
Education	16.8%
Nursing Homes	17.0%
Industrial Development	18.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.4%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.9%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.9%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.8%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/47	0.7%
Maryland State, Health & Higher Educational Facilities Authority	5.250%	07/01/52	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134825
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Servicing Class Shares
Trading Symbol	CNRMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 737,839,000
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 1,890
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$737,839	410	$1,890	4%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Short-Term Investment	0.2%
Water	0.5%
Pollution Control	0.8%
Transportation	2.2%
Tobacco	2.5%
General Obligations	2.6%
Housing	3.6%
Airports	4.6%
Health Care	9.5%
Education	16.8%
Nursing Homes	17.0%
Industrial Development	18.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.4%
New Hope, Cultural Education Facilities Finance	2.000%	11/15/61	0.9%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.9%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.8%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/47	0.7%
Maryland State, Health & Higher Educational Facilities Authority	5.250%	07/01/52	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000123069
Shareholder Report [Line Items]
Fund Name	City National Rochdale Fixed Income Opportunities Fund
Class Name	Class N
Trading Symbol	RIMOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 1,560,119,000
Holdings Count | Holding	1,266
Advisory Fees Paid, Amount	$ 3,966
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,560,119	1,266	$3,966	17%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Warrants	0.0%
Forward Foreign Currency Contracts	0.3%
Common Stock	0.3%
Note	0.6%
Sovereign Debt	0.8%
Limited Partnerships	1.2%
Convertible Bonds	1.5%
Short-Term Investment	3.4%
Non-Listed Business Development Companies	5.9%
Loan Participations	15.9%
Collateralized Loan Obligations	19.1%
Corporate Bonds	50.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	—	—	4.8%
TCW Direct Lending LLC	—	—	1.1%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR, EUR003M + 1.350%	3.366%	10/15/37	1.0%
Oberland Capital Healthcare Solutions LP	—	—	0.7%
Petroleos de Venezuela	8.500%	10/27/20	0.7%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	5.298%	04/25/37	0.6%
City National Rochdale FIOF Investments (Ireland) Limited	—	—	0.6%
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	—	—	0.5%
YPF	9.500%	01/17/31	0.5%
Sycamore Tree CLO, Ser 2024-3A, Cl A1R, TSFR3M + 1.650%	5.318%	04/20/37	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard